CONVERTIBLE SENIOR NOTES - Narrative (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares
CONVERTIBLE SENIOR NOTES
Net proceeds				¥ 4,917,431	$ 703,183
Carrying amount of repurchase value				1,908,688	272,939
Gain on debt extinguishment				270,135	$ 38,629
Carrying amount of notes				1,019,130		$ 145,734
Convertible senior notes-noncurrent				1,583,213		$ 226,396
Fair Value, Inputs, Level 2
CONVERTIBLE SENIOR NOTES
Fair value of convertible senior notes				2,300,339
Convertible senior notes due 2030
CONVERTIBLE SENIOR NOTES
Amount issued | $			$ 690,000
Net proceeds		¥ 4,917,431,000	676,908
Issuance costs		¥ 95,074,000	$ 13,092
Interest rate			0.50%
Interest expense				40,030
Coupon interest				17,789
Amortization of debt discount and issuance cost				¥ 22,241
Duration when notes may be converted before maturity upon satisfaction of conditions				50 days	50 days
Duration when notes may be converted before maturity date				3 days	3 days
Repurchase price percentage				100.00%	100.00%
Threshold principal amount of notes issued outstanding (in percentage)				10.00%	10.00%
Repurchase principal amount	¥ 2,185,365
Carrying amount of repurchase value	1,908,688
Gain on debt extinguishment	270,135
Carrying amount of notes	1,019,130
Convertible senior notes-noncurrent	¥ 1,583,213
Convertible senior notes due 2030 | ADS
CONVERTIBLE SENIOR NOTES
Conversion rate				16.7475	16.7475
Conversion price | $ / shares						$ 59.71